Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance ("PvP")
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the "compensation actually paid" (“CAP”) to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC's valuation methods for this section differ from those required in the Summary Compensation Table. The PvP table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021 and 2022 calendar years. Note that for our NEOs other than our Chief Executive Officer (the "CEO"), compensation is reported as an average. The Human Capital & Compensation Committee does not utilize CAP as the basis for making compensation decisions, and it evaluates performance for purposes of incentive payouts using a more comprehensive set of metrics than required by the SEC for purposes of this disclosure.

Year	Summary Compensation Table Total for Mr. Clyburn(1)($)	Summary Compensation Table Total for Mr. Fibig(1)($)	Compensation Actually Paid to Mr. Clyburn(1)($)	Compensation Actually Paid to Mr. Fibig(1)($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)(3)(4)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in Millions)(6)	Currency Neutral Sales Growth (%)(7)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	19,271,654	11,800,037	15,327,178	8,911,848	5,369,203	3,743,462	88	110	(1,871)	9.3%
2021		9,767,380		12,525,503	3,148,004	3,170,578	123	151	270	7.8%
2020		7,731,147		4,403,472	2,060,046	1,286,913	87	117	363	0.0%

(1)
Mr. Clyburn joined as our CEO and as a director and Chair of the Board on February 14, 2022. Mr. Fibig ceased serving as our CEO and as a director and Chair of the Board as of February 14, 2022 and departed the company on March 14, 2022.

(2)	Non-CEO NEO's for 2022 were: Mr. Glenn Richter, Mr. Nicolas Mirzayantz, Ms. Deborah Borg, Mr. Ralf Finzel and Mr. Francisco Fortanet.

(3)
Non-CEO
NEO's for 2021 were: Mr. Glenn Richter, Mr. Nicolas Mirzayantz, Mr. Francisco Fortanet, Dr. Susana Suarez Gonzalez, Mr. Rustom Jilla (Former CFO), Ms. Kathy Fortmann (Former President, Nourish) and Ms. Anne Chwat (Former General Counsel).

(4)
Non-CEO
NEO's for 2020 were: Mr. Nicolas Mirzayantz, Mr. Rustom Jilla (Former CFO), Ms. Anne Chwat (Former General Counsel), Mr. Matthias Haeni (Former Divisional CEO, Taste) and Mr. Richard O'Leary (Former CFO).

(5)	The Peer Group used for this calculation was the S&P 500 Specialty Chemicals Index which is also reported on Form 10-K in the Performance Graph.

(6)
Net Income (Loss) reflected represents GAAP Net (Loss) Income as reported on Form
10-K
in the Results of Operations Statement. The 2022 Net Loss of ($
1.871
billion) reflects a $
2.250
billion impairment of goodwill in the Health & Biosciences reporting unit. Excluding all one-time
adjustments for 2022, the Adjusted Net Income was $
828
million.

(7)
Currency Neutral Sales Growth is the company-selected performance measure, per the requirements of Item 402(v) of Regulation
S-K
and is discussed and reported in the CD&A section of the Proxy under Corporate Performance.

Mr. Clyburn Compensation
To determine the amounts in column (d) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Clyburn's total compensation as reported in the Summary Compensation Table ("SCT"), in accordance with Item 402(v) of Regulation
S-K.

Year	SCT Total for Mr. Clyburn($)	SCT Reported Equity Award Value for Mr. Clyburn($)	Equity Award Adjustments for Mr. Clyburn($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Clyburn($)	Pension Benefit Adjustments for Mr. Clyburn($)	Compensation Actually Paid to Mr. Clyburn($)
2022	19,271,654	(16,511,105)	12,566,629	—	—	15,327,178

(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Clyburn as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments($)
2022	12,566,629	—	—	—	—	—	12,566,629
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Mr. Fibig Compensation
To determine the amounts in column (e) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Fibig's total compensation as reported in the Summary Compensation Table ("SCT"), in accordance with Item 402(v) of Regulation
S-K.

Year	SCT Total for Mr. Fibig($)	SCT Reported Equity Award Value for Mr. Fibig($)	Equity Award Adjustments for Mr. Fibig($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Fibig($)	Pension Benefit Adjustments for Mr. Fibig($)	Compensation Actually Paid to Mr. Fibig($)
2022	11,800,037	—	(2,888,189)	—	—	8,911,848
2021	9,767,380	(5,723,445)	8,481,568	—	—	12,525,503
2020	7,731,147	(5,031,869)	1,704,194	—	—	4,403,472

(1)	Represents t h e year-over-year change in the fair value of equity awards to Mr. Fibig as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments($)
2022	—	—	—	(2,888,189)	—	—	(2,888,189)
2021	5,856,147	2,598,655	320,729	642,604	(1,132,404)	195,837	8,481,568
2020	3,862,811	(1,093,545)	—	(471,361)	(771,141)	177,430	1,704,194
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting
p
urposes, and for unvested awards subject to performance-based vesting conditions, based
on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Average
Non-CEO
NEO Compensation
To determine the amounts in column (g) in the PvP table, the following amounts were deducted from and added to (as applicable) our
Non-CEO
NEO's average total compensation as reported in the Summary Compensation Table ("SCT"), in accordance with Item 402(v) of Regulation
S-K.

Year	Average SCT Total for Non-CEO NEOs($)	Average SCT Reported Equity Award Value for Non-CEO NEOs($)	Average Equity Award Adjustments for Non-CEO NEOs ($)(1)	SCT Reported Average Change in the Actuarial Present Value of Pension Benefits for Non-CEO($) NEOs($)	Average Pension Benefit Adjustments for Non-CEO NEOs($)(2)	Average Compensation Actually Paid to Non-CEO NEOs($)
2022	5,369,203	(3,085,500)	1,459,759	—	—	3,743,462
2021	3,148,004	(1,514,851)	1,539,657	(2,232)	—	3,170,578
2020	2,060,046	(1,056,088)	349,261	(66,306)	—	1,286,913

(1)	Represents the average of the year-over-year change in the fair value of equity awards to our Non-CEO NEO's as summarized below.

(2)	There is no service cost or prior service cost adjustment for pension benefits as the pension plan benefits applicable to NEOs were frozen for additional accruals as of December 31, 2007.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments($)
2022	2,192,872	(220,228)	91,429	(337,314)	(282,833)	15,833	1,459,759
2021	1,199,240	198,103	64,492	199,759	(137,688)	15,752	1,539,657
2020	733,010	(154,763)	—	(150,632)	(110,451)	32,097	349,261

Company Selected Measure Name	Currency Neutral Sales Growth
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Clyburn joined as our CEO and as a director and Chair of the Board on February 14, 2022. Mr. Fibig ceased serving as our CEO and as a director and Chair of the Board as of February 14, 2022 and departed the company on March 14, 2022.

(2)	Non-CEO NEO's for 2022 were: Mr. Glenn Richter, Mr. Nicolas Mirzayantz, Ms. Deborah Borg, Mr. Ralf Finzel and Mr. Francisco Fortanet.

(3)
Non-CEO
NEO's for 2021 were: Mr. Glenn Richter, Mr. Nicolas Mirzayantz, Mr. Francisco Fortanet, Dr. Susana Suarez Gonzalez, Mr. Rustom Jilla (Former CFO), Ms. Kathy Fortmann (Former President, Nourish) and Ms. Anne Chwat (Former General Counsel).

(4)
Non-CEO
NEO's for 2020 were: Mr. Nicolas Mirzayantz, Mr. Rustom Jilla (Former CFO), Ms. Anne Chwat (Former General Counsel), Mr. Matthias Haeni (Former Divisional CEO, Taste) and Mr. Richard O'Leary (Former CFO).

Peer Group Issuers, Footnote [Text Block]	The Peer Group used for this calculation was the S&P 500 Specialty Chemicals Index which is also reported on Form 10-K in the Performance Graph.
Adjustment To PEO Compensation, Footnote [Text Block]
Mr. Clyburn Compensation
To determine the amounts in column (d) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Clyburn's total compensation as reported in the Summary Compensation Table ("SCT"), in accordance with Item 402(v) of Regulation
S-K.

Year	SCT Total for Mr. Clyburn($)	SCT Reported Equity Award Value for Mr. Clyburn($)	Equity Award Adjustments for Mr. Clyburn($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Clyburn($)	Pension Benefit Adjustments for Mr. Clyburn($)	Compensation Actually Paid to Mr. Clyburn($)
2022	19,271,654	(16,511,105)	12,566,629	—	—	15,327,178

(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Clyburn as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments($)
2022	12,566,629	—	—	—	—	—	12,566,629
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Mr. Fibig Compensation
To determine the amounts in column (e) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Fibig's total compensation as reported in the Summary Compensation Table ("SCT"), in accordance with Item 402(v) of Regulation
S-K.

Year	SCT Total for Mr. Fibig($)	SCT Reported Equity Award Value for Mr. Fibig($)	Equity Award Adjustments for Mr. Fibig($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Fibig($)	Pension Benefit Adjustments for Mr. Fibig($)	Compensation Actually Paid to Mr. Fibig($)
2022	11,800,037	—	(2,888,189)	—	—	8,911,848
2021	9,767,380	(5,723,445)	8,481,568	—	—	12,525,503
2020	7,731,147	(5,031,869)	1,704,194	—	—	4,403,472
(1)	Represents t h e year-over-year change in the fair value of equity awards to Mr. Fibig as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments($)
2022	—	—	—	(2,888,189)	—	—	(2,888,189)
2021	5,856,147	2,598,655	320,729	642,604	(1,132,404)	195,837	8,481,568
2020	3,862,811	(1,093,545)	—	(471,361)	(771,141)	177,430	1,704,194
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting
p
urposes, and for unvested awards subject to performance-based vesting conditions, based
on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount	$ 5,369,203	$ 3,148,004	$ 2,060,046
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,743,462	3,170,578	1,286,913
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average
Non-CEO
NEO Compensation
To determine the amounts in column (g) in the PvP table, the following amounts were deducted from and added to (as applicable) our
Non-CEO
NEO's average total compensation as reported in the Summary Compensation Table ("SCT"), in accordance with Item 402(v) of Regulation
S-K.

Year	Average SCT Total for Non-CEO NEOs($)	Average SCT Reported Equity Award Value for Non-CEO NEOs($)	Average Equity Award Adjustments for Non-CEO NEOs ($)(1)	SCT Reported Average Change in the Actuarial Present Value of Pension Benefits for Non-CEO($) NEOs($)	Average Pension Benefit Adjustments for Non-CEO NEOs($)(2)	Average Compensation Actually Paid to Non-CEO NEOs($)
2022	5,369,203	(3,085,500)	1,459,759	—	—	3,743,462
2021	3,148,004	(1,514,851)	1,539,657	(2,232)	—	3,170,578
2020	2,060,046	(1,056,088)	349,261	(66,306)	—	1,286,913

(1)	Represents the average of the year-over-year change in the fair value of equity awards to our Non-CEO NEO's as summarized below.

(2)	There is no service cost or prior service cost adjustment for pension benefits as the pension plan benefits applicable to NEOs were frozen for additional accruals as of December 31, 2007.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments($)
2022	2,192,872	(220,228)	91,429	(337,314)	(282,833)	15,833	1,459,759
2021	1,199,240	198,103	64,492	199,759	(137,688)	15,752	1,539,657
2020	733,010	(154,763)	—	(150,632)	(110,451)	32,097	349,261
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome
of such performance-based
vesting
conditions as of the last day of the year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid ("CAP") vs. IFF
3-year
Cumulative TSR vs. Peer Group
3-year
Cumulative TSR

As shown in the chart above, the compensation actually paid has increased while the TSR and peer TSR have varied. This is driven largely driven by the non-equity
incentive plan component of compensation and
sign-on
awards granted to Mr. Clyburn who became CEO in 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid ("CAP") vs.
Net-Income
vs. Adjusted
Net-Income

Adjusted Net Income is included in the chart above as supplemental information as it excludes one-time
events that have low correlation to compensation actually paid. For 2022, the primary driver of the difference in adjusted net (loss) of ($
1.871
billion) is driven by a $
2.250
billion impairment of goodwill in the Health & Biosciences reporting unit reflected in the net (loss) for 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid ("CAP") vs. Company Selected Measure ("CSM"): Currency Neutral Sales Growth
Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid ("CAP") vs. IFF
3-year
Cumulative TSR vs. Peer Group
3-year
Cumulative TSR

As shown in the chart above, the compensation actually paid has increased while the TSR and peer TSR have varied. This is driven largely driven by the non-equity
incentive plan component of compensation and
sign-on
awards granted to Mr. Clyburn who became CEO in 2022.

Tabular List [Table Text Block]
Company-Selected Measure and Other Financial Performance Measures
The following financial performance measures are used to link compensation actually paid to NEOs for the most recently completed fiscal years to company performance.

Measure	Description
Company-Selected Measure	Currency Neutral Sales Growth
Measure 2	EBITDA
Measure 3	Relative TSR
Measure 4	ROIC

Total Shareholder Return Amount	$ 88	123	87
Peer Group Total Shareholder Return Amount	110	151	117
Net Income (Loss)	$ (1,871,000,000)	$ 270,000,000	$ 363,000,000
Company Selected Measure Amount	9.3	7.8	0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Currency Neutral Sales Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Mr Clyburn [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 19,271,654
PEO Actually Paid Compensation Amount	$ 15,327,178
PEO Name	Mr. Clyburn
Mr Fibig [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,800,037	$ 9,767,380	$ 7,731,147
PEO Actually Paid Compensation Amount	$ 8,911,848	12,525,503	4,403,472
PEO Name	Mr. Fibig
PEO [Member] | Mr Clyburn [Member] | Reported Equity Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (16,511,105)
PEO [Member] | Mr Clyburn [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,566,629
PEO [Member] | Mr Clyburn [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr Clyburn [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr Clyburn [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,566,629
PEO [Member] | Mr Clyburn [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr Clyburn [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr Clyburn [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr Clyburn [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr Clyburn [Member] | Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr Clyburn [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,566,629
PEO [Member] | Mr Fibig [Member] | Reported Equity Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(5,723,445)	(5,031,869)
PEO [Member] | Mr Fibig [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,888,189)	8,481,568	1,704,194
PEO [Member] | Mr Fibig [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr Fibig [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr Fibig [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	5,856,147	3,862,811
PEO [Member] | Mr Fibig [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,598,655	(1,093,545)
PEO [Member] | Mr Fibig [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	320,729	0
PEO [Member] | Mr Fibig [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,888,189)	642,604	(471,361)
PEO [Member] | Mr Fibig [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,132,404)	(771,141)
PEO [Member] | Mr Fibig [Member] | Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	195,837	177,430
PEO [Member] | Mr Fibig [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,888,189)	8,481,568	1,704,194
Non-PEO NEO [Member] | Reported Equity Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,085,500)	(1,514,851)	(1,056,088)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,459,759	1,539,657	349,261
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,232)	(66,306)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,192,872	1,199,240	733,010
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(220,228)	198,103	(154,763)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	91,429	64,492	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(337,314)	199,759	(150,632)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(282,833)	(137,688)	(110,451)
Non-PEO NEO [Member] | Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,833	15,752	32,097
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,459,759	$ 1,539,657	$ 349,261